Shareholder Report, Holdings (Details) - C000226472	Dec. 31, 2025
Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	5.60%